UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months
Ended June 30, 2003 and the Year Ended December 31, 2002

Aggressive Profile I, Conservative Profile I, Moderate Profile I,
Moderately Aggressive Profile I and Moderately Conservative
Profile I Portfolios

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         MODERATELY    MODERATELY
                                                      AGGRESSIVE     CONSERVATIVE        MODERATE        AGGRESSIVE   CONSERVATIVE
                                                      PROFILE I        PROFILE I        PROFILE I         PROFILE I     PROFILE I
                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO     PORTFOLIO
                                                    ---------------   -------------    -------------    ----------------------------
                                                    ---------------   -------------    -------------    ----------------------------

ASSETS:
    Investments in securities, market value  (1)  $     44,362,629  $   32,100,245   $   80,485,273   $   101,734,646 $  28,200,835
                                                    ---------------   -------------    -------------    ----------------------------
                                                    ---------------   -------------    -------------    ----------------------------

LIABILITIES:

    Due to investment adviser                                2,338           1,721            4,232             4,880         1,500
                                                    ---------------   -------------    -------------    ----------------------------
                                                    ---------------   -------------    -------------    ----------------------------

NET ASSETS                                        $     44,360,291  $   32,098,524   $   80,481,041   $   101,729,766  $ 28,199,335
                                                    ===============   =============    =============    ============================
                                                    ===============   =============    =============    ============================

NET ASSETS REPRESENTED BY:
    Capital stock, $.10 par value                 $        514,784  $      332,572   $      876,207   $     1,114,868  $    305,101
    Additional paid-in capital                          51,012,581      32,726,960       85,016,362       111,607,314    29,556,687
    Net unrealized appreciation on investments             540,657         577,735        2,774,841         1,555,153       485,149
    Undistributed net investment income (loss)              (1,074)         18,037            8,608            10,960        14,845
    Accumulated net realized loss on investments        (7,706,657)     (1,556,780)      (8,194,977)      (12,558,529)   (2,162,447)
                                                    ---------------   -------------    -------------    ----------------------------
                                                    ---------------   -------------    -------------    ----------------------------

NET ASSETS                                        $     44,360,291  $   32,098,524   $   80,481,041   $   101,729,766  $ 28,199,335
                                                    ===============   =============    =============    ============================
                                                    ===============   =============    =============    ============================

NET ASSET VALUE PER OUTSTANDING SHARE             $           8.62  $         9.65   $         9.19   $          9.12   $      9.24
                                                    ===============   =============    =============    ============================
                                                    ===============   =============    =============    ============================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
    Authorized                                         150,000,000     150,000,000      150,000,000       130,000,000   150,000,000
    Outstanding                                          5,147,844       3,325,720        8,762,074        11,148,679     3,051,009

(1)  Cost of investments in securities:           $     43,821,972  $   31,522,510   $   77,710,432   $   100,179,493  $ 27,715,686

See notes to financial statements.


STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         MODERATELY     MODERATELY
                                                       AGGRESSIVE      CONSERVATIVE      MODERATE       AGGRESSIVE     CONSERVATIVE
                                                        PROFILE I       PROFILE I       PROFILE I       PROFILE I        PROFILE I
                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                      --------------  --------------   -------------   -------------   -------------
                                                      --------------  --------------   -------------   -------------   -------------
INVESTMENT INCOME:
Income distributions received                       $        46,761 $       438,861  $      601,681  $      555,419  $       288,260
                                                      --------------  --------------   -------------   -------------   -------------
                                                      --------------  --------------   -------------   -------------   -------------

EXPENSES:

Management fees                                              46,526          37,168          85,473         109,260           31,403
                                                      --------------  --------------   -------------   -------------   -------------
                                                      --------------  --------------   -------------   -------------   -------------

NET INVESTMENT INCOME                                           235         401,693         516,208         446,159          256,857
                                                      --------------  --------------   -------------   -------------   -------------
                                                      --------------  --------------   -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                         (1,719,007)        (89,144)     (2,887,130)     (3,223,423)       (453,105)
Change in net unrealized appreciation on investments      5,954,592       1,438,909       8,398,908      10,921,563        2,035,257
                                                      --------------  --------------   -------------   -------------   -------------
                                                      --------------  --------------   -------------   -------------   -------------

Net realized and unrealized gain on investments           4,235,585       1,349,765       5,511,778       7,698,140        1,582,152
                                                      --------------  --------------   -------------   -------------   -------------
                                                      --------------  --------------   -------------   -------------   -------------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                     $     4,235,820 $     1,751,458  $    6,027,986  $    8,144,299  $     1,839,009
                                                      ==============  ==============   =============   =============   =============
                                                      ==============  ==============   =============   =============   =============

See notes to financial statements.


STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                               AGGRESSIVE PROFILE I         CONSERVATIVE PROFILE I           MODERATE PROFILE I
                                                   PORTFOLIO                     PORTFOLIO                        PORTFOLIO
                                               -----------------------------------------------------------------------------------
                                               --------------------------   --------------------------  --------------------------
                                                  2003          2002           2003          2002          2003          2002
                                               ------------  ------------   ------------  ------------  ------------  ------------
                                               --------------------------   --------------------------  --------------------------
                                                 UNAUDITED                    UNAUDITED                   UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income                    $         235 $     144,967  $     401,693 $   1,032,585 $     516,208 $   1,379,673
    Net realized loss on investments            (1,719,007)   (3,030,723)       (89,144)   (1,092,062)   (2,887,130)   (2,945,821)
    Capital gain distributions received                          440,584                      288,546                     671,922
    Change in net unrealized appreciation       5,954,592    (4,556,226)     1,438,909      (439,298)    8,398,908    (4,279,547)
       (depreciation) on investments

                                               ------------  ------------   ------------  ------------  ------------  ------------
                                               ------------  ------------   ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets       4,235,820    (7,001,398)     1,751,458      (210,229)    6,027,986    (5,173,773)
       resulting from operations

                                               ------------  ------------   ------------  ------------  ------------  ------------
                                               ------------  ------------   ------------  ------------  ------------  ------------

DISTRIBUTIONS:

    From net investment income                      (1,452)     (144,824)      (402,572)   (1,013,669)     (518,413)   (1,368,860)

SHARE TRANSACTIONS:
    Net proceeds from sales of shares            7,518,733    13,190,563      5,961,854    12,262,650    14,995,322    22,911,261
    Reinvestment of distributions                    1,452       144,824        402,572     1,013,669       518,413     1,368,860
    Redemptions of shares                       (2,052,955)   (5,303,503)    (3,742,891)   (4,273,161)   (2,502,272)   (6,506,264)
                                               ------------  ------------   ------------  ------------  ------------  ------------
                                               ------------  ------------   ------------  ------------  ------------  ------------

    Net increase in net assets resulting         5,467,230     8,031,884      2,621,535     9,003,158    13,011,463    17,773,857
       from share transactions

                                               ------------  ------------   ------------  ------------  ------------  ------------
                                               ------------  ------------   ------------  ------------  ------------  ------------

    Total increase in net assets                 9,701,598       885,662      3,970,421     7,779,260    18,521,036    11,231,224

NET ASSETS:
    Beginning of period                         34,658,693    33,773,031     28,128,103    20,348,843    61,960,005    50,728,781
                                               ------------  ------------   ------------  ------------  ------------  ------------
                                               ------------  ------------   ------------  ------------  ------------  ------------

    End of period  (1)                       $  44,360,291 $  34,658,693  $  32,098,524 $  28,128,103 $  80,481,041 $  61,960,005
                                               ============  ============   ============  ============  ============  ============
                                               ============  ============   ============  ============  ============  ============

OTHER INFORMATION:

SHARES:

    Sold                                           956,686     1,506,482        633,550     1,284,051     1,731,505     2,519,072
    Issued in reinvestment of                          168        18,619         41,717       109,341        56,411       157,113
       distributions
    Redeemed                                      (262,561)     (632,860)      (395,610)     (456,730)     (291,101)     (728,355)
                                               ------------  ------------   ------------  ------------  ------------  ------------
                                               ------------  ------------   ------------  ------------  ------------  ------------

    Net increase                                   694,293       892,241        279,657       936,662     1,496,815     1,947,830
                                               ============  ============   ============  ============  ============  ============
                                               ============  ============   ============  ============  ============  ============

(1)  Including undistributed                 $      (1,074)$         143  $      18,037 $      18,916 $       8,608 $      10,813
        (overdistributed) net
        investment income

                                                                                                                       (Continued)

See notes to financial statements.


STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    MODERATELY AGGRESSIVE             MODERATELY CONSERVATIVE
                                                                     PROFILE I PORTFOLIO                PROFILE I PORTFOLIO
                                                             -------------------------------------------------------------------
                                                             ------------------------------       ------------------------------
                                                                2003              2002                2003             2002
                                                             ------------      ------------       -------------     ------------
                                                             ------------------------------       ------------------------------
                                                                 UNAUDITED                            UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income                                  $     446,159     $   1,286,549      $      256,857    $     649,005
    Net realized loss on investments                          (3,223,423)       (4,741,341)           (453,105)        (977,597)
    Capital gain distributions received                                            883,429                              237,242
    Change in net unrealized appreciation (depreciation)      10,921,563        (7,574,195)          2,035,257       (1,062,944)
        on investments
                                                             ------------      ------------       -------------     ------------
                                                             ------------      ------------       -------------     ------------

    Net increase (decrease) in net assets resulting from       8,144,299       (10,145,558)          1,839,009       (1,154,294)
       operations
                                                             ------------      ------------       -------------     ------------
                                                             ------------      ------------       -------------     ------------

DISTRIBUTIONS:

    From net investment income                                  (448,947)       (1,272,801)           (257,630)        (633,387)

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                         16,460,845        29,980,682           4,349,901        8,506,045
    Reinvestment of distributions                                448,947         1,272,801             257,630          633,387
    Redemptions of shares                                     (3,841,632)       (8,157,048)         (1,341,524)      (2,788,217)
                                                             ------------      ------------       -------------     ------------
                                                             ------------      ------------       -------------     ------------

    Net increase in net assets resulting from share           13,068,160        23,096,435           3,266,007        6,351,215
       transactions
                                                             ------------      ------------       -------------     ------------
                                                             ------------      ------------       -------------     ------------

    Total increase in net assets                              20,763,512        11,678,076           4,847,386        4,563,534

NET ASSETS:
    Beginning of period                                       80,966,254        69,288,178          23,351,949       18,788,415
                                                             ------------      ------------       -------------     ------------
                                                             ------------      ------------       -------------     ------------

    End of period  (1)                                     $ 101,729,766     $  80,966,254      $   28,199,335    $  23,351,949
                                                             ============      ============       =============     ============
                                                             ============      ============       =============     ============

OTHER INFORMATION:

SHARES:

    Sold                                                       1,937,129         3,266,743             492,234          935,807
    Issued in reinvestment of distributions                       49,173           147,319              27,882           71,749
    Redeemed                                                    (458,954)         (917,026)           (151,668)        (309,635)
                                                             ------------      ------------       -------------     ------------
                                                             ------------      ------------       -------------     ------------

    Net increase                                               1,527,348         2,497,036             368,448          697,921
                                                             ============      ============       =============     ============
                                                             ============      ============       =============     ============

(1)  Including undistributed net investment income         $      10,960     $      13,748      $       14,845    $      15,618

                                                                                                                     (Concluded)

See notes to financial statements.

MAXIM SERIES FUND, INC.

AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                 Six Months Ended                 Year Ended December 31,
                                            ------------------------------------------------------
                                            ------------------------------------------------------

                                 June 30, 2003  2002 ~    2001 ~^    2000 ~      1999 ~     1998 ~

                                 --------------------  --------------------   ---------  ---------
                                 --------------------  ---------  ---------   ---------  ---------
                                      UNAUDITED
Net Asset Value, Beginning of $      7.78 $     9.48 $    10.93 $    12.34  $    10.79 $     9.51
   Period

Income from Investment Operations

Net investment income                           0.03       0.03       0.57        0.04       0.06
Capital gain distributions received             0.10       0.25       0.27        0.97       0.28
                                 ---------  ---------  ---------  ---------   ---------  ---------
                                 ---------  ---------  ---------  ---------   ---------  ---------

    Total distributions received     0.00       0.13       0.28       0.84        1.01       0.34

Net realized and unrealized gain (loss) on
    investments                      0.84      (1.80)     (0.98)     (1.66)       1.35       1.06
                                 ---------  ---------  ---------  ---------   ---------  ---------
                                 ---------  ---------  ---------  ---------   ---------  ---------

Total Income (Loss) From

    Investment Operations            0.84      (1.67)     (0.70)     (0.82)       2.36       1.40
                                 ---------  ---------  ---------  ---------   ---------  ---------
                                 ---------  ---------  ---------  ---------   ---------  ---------

Less Distributions

From net investment income +         0.00      (0.03)     (0.46)     (0.27)      (0.01)     (0.11)
From net realized gains                                   (0.29)     (0.32)      (0.80)     (0.01)
                                 ---------  ---------  ---------  ---------   ---------  ---------
                                 ---------  ---------  ---------  ---------   ---------  ---------

Total Distributions                            (0.03)     (0.75)     (0.59)      (0.81)     (0.12)
                                 ---------  ---------  ---------  ---------   ---------  ---------
                                 ---------  ---------  ---------  ---------   ---------  ---------

Net Asset Value, End of Period $     8.62 $     7.78 $     9.48 $    10.93  $    12.34 $    10.79
                                 =========  =========  =========  =========   =========  =========
                                 =========  =========  =========  =========   =========  =========


Total Return                       10.80% o  (17.62%)    (5.75%)    (6.82%)     21.83%     14.84%

Net Assets, End of Period ($000$   44,360 $   34,659 $   33,773 $   27,131  $   19,007 $    7,608

Ratio of Expenses to Average Net Ass0.25% *    0.25%      0.25%      0.25%       0.25%      0.25%

Ratio of Net Investment Income to

    Average Net Assets              0.00% *    0.41%      1.40%      0.17%       0.09%      0.97%

Portfolio Turnover Rate            81.80% o   76.79%     96.98%     91.73%      77.51%     94.75%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 ^ The per share information was computed based on average shares.

 + Amounts distributed in the first six months of 2003 were less than $.01 per share.

 # Does not include expenses of the investment companies in which the portfolio invests.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized                                                                           (Continued)
MAXIM SERIES FUND, INC.

CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months Ended               Year Ended December 31,
                                                ------------------------------------------------------
                                                ------------------------------------------------------
                                    June 30, 2003  2002 ~      2001 ~    2000 ~     1999 ~      1998 ~
                                    ---------------------  ---------  ---------  ---------   ---------
                                    ---------------------  ---------  ---------  ---------   ---------
                                         UNAUDITED

Net Asset Value, Beginning of Period $   9.23 $     9.65 $    10.12 $    10.11 $    10.30  $    10.09

Income from Investment Operations

Net investment income                           0.12      0.23       0.43 0.71       0.43        0.41
Capital gain distributions received                 0.09       0.14       0.19       0.24        0.15
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

    Total distributions received         0.12       0.32       0.57       0.90       0.67        0.56

Net realized and unrealized gain (loss) on
    investments                          0.42      (0.52)     (0.27)     (0.32)     (0.17)       0.26
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Income (Loss) From

    Investment Operations                0.54      (0.20)      0.30       0.58       0.50        0.82
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Less Distributions

From net investment income              (0.12)     (0.22)     (0.61)     (0.53)     (0.41)      (0.61)
From net realized gains                                       (0.16)     (0.04)     (0.28)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Distributions                     (0.12)     (0.22)     (0.77)     (0.57)     (0.69)      (0.61)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Net Asset Value, End of Period    $      9.65 $     9.23 $     9.65 $    10.12 $    10.11  $    10.30
                                    ==========  =========  =========  =========  =========   =========
                                    ==========  =========  =========  =========  =========   =========


Total Return                            5.88% o   (0.69%)     2.91%      5.86%      4.86%       8.25%

Net Assets, End of Period ($000)  $    32,099 $   28,128 $   20,349 $   17,421 $   17,142  $   15,520

Ratio of Expenses to Average Net Assets 0.25% *    0.25%      0.25%      0.25%      0.25%       0.25%

Ratio of Net Investment Income to

    Average Net Assets                  2.70% *    3.92%      4.58%      4.69%      3.94%       4.81%

Portfolio Turnover Rate               121.89% o   82.41%     84.75%     63.09%     80.14%      99.16%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

# Does not include expenses of the investment companies in which the portfolio invests.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized                                                                               (Continued)

MAXIM SERIES FUND, INC.

MODERATE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months Ended             Year Ended December 31,
                                                ------------------------------------------------------
                                                ------------------------------------------------------
                                    June 30, 20032002 ~      2001 ~    2000 ~     1999 ~      1998 ~
                                    ---------------------  ---------  ---------  ---------   ---------
                                    ---------------------  ---------  ---------  ---------   ---------
                                         UNAUDITED

Net Asset Value, Beginning of Period $   8.53 $     9.54 $    10.42 $    11.25 $    10.50  $     9.66

Income from Investment Operations

Net investment income                    0.06       0.14       0.17       0.57       0.23        0.17
Capital gain distributions received                 0.09       0.19       0.31       0.70        0.16
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

    Total distributions received         0.06       0.23       0.36       0.88       0.93        0.33

Net realized and unrealized gain (loss) on
    investments                          0.66      (1.10)     (0.66)     (1.03)      0.78        0.77
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Income (Loss) From

    Investment Operations                0.72      (0.87)     (0.30)     (0.15)      1.71        1.10
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Less Distributions

From net investment income              (0.06)     (0.14)     (0.45)     (0.44)     (0.18)      (0.26)
From net realized gains                                       (0.13)     (0.24)     (0.78)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Distributions                     (0.06)     (0.14)     (0.58)     (0.68)     (0.96)      (0.26)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Net Asset Value, End of Period    $      9.19 $     8.53 $     9.54 $    10.42 $    11.25  $    10.50
                                    ==========  =========  =========  =========  =========   =========
                                    ==========  =========  =========  =========  =========   =========


Total Return                            8.44% o   (8.52%)    (2.74%)    (1.38%)    16.43%      11.41%

Net Assets, End of Period ($000)  $    80,481 $   61,960 $   50,729 $   37,808 $   27,961  $   12,601

Ratio of Expenses to Average Net Assets 0.25% *    0.25%      0.25%      0.25%      0.25%       0.25%

Ratio of Net Investment Income to

    Average Net Assets                  1.51% *    2.44%      3.22%      2.32%      1.91%       2.27%

Portfolio Turnover Rate               121.46% o   77.11%     93.99%     76.55%    105.60%     114.39%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

# Does not include expenses of the investment companies in which the portfolio invests.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized                                                                               (Continued)

MAXIM SERIES FUND, INC.

MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months Ended              Year Ended December 31,
                                                ------------------------------------------------------
                                                ------------------------------------------------------
                                    June 30, 20032002 ~      2001 ~    2000 ~     1999 ~      1998 ~
                                    ---------------------  ---------  ---------  ---------   ---------
                                    ---------------------  ---------  ---------  ---------   ---------
                                         UNAUDITED

Net Asset Value, Beginning of Period $   8.42 $     9.73 $    10.81 $    12.18 $    10.67  $     9.68

Income from Investment Operations

Net investment income                    0.04       0.10       0.01       0.56       0.14        0.14
Capital gain distributions received                 0.09       0.22       0.33       0.77        0.28
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

    Total distributions received         0.04       0.19       0.23       0.89       0.91        0.42

Net realized and unrealized gain (loss) on
    investments                          0.70      (1.40)     (0.75)     (1.39)      1.43        0.79
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Income (Loss) From

    Investment Operations                0.74      (1.21)     (0.52)     (0.50)      2.34        1.21
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Less Distributions

From net investment income              (0.04)     (0.10)     (0.44)     (0.35)     (0.10)      (0.22)
From net realized gains                                       (0.12)     (0.52)     (0.73)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Distributions                     (0.04)     (0.10)     (0.56)     (0.87)     (0.83)      (0.22)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Net Asset Value, End of Period    $      9.12 $     8.42 $     9.73 $    10.81 $    12.18  $    10.67
                                    ==========  =========  =========  =========  =========   =========
                                    ==========  =========  =========  =========  =========   =========


Total Return                            8.79% o  (12.03%)    (4.64%)    (4.34%)    22.05%      12.54%

Net Assets, End of Period ($000)  $   101,730 $   80,966 $   69,288 $   52,878 $   36,469  $   15,066

Ratio of Expenses to Average Net Assets 0.25% *    0.25%      0.25%      0.25%      0.25%       0.25%

Ratio of Net Investment Income to

    Average Net Assets                  1.00% *    2.00%      2.39%      1.25%      0.96%       1.80%

Portfolio Turnover Rate               103.96% o   76.97%     96.23%     74.26%    101.16%     123.12%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

# Does not include expenses of the investment companies in which the portfolio invests.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized                                                                               (Continued)

MAXIM SERIES FUND, INC.

MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                  Six Months Ended               Year Ended December 31,
                                              ---------------------------------------------------
                                              ---------------------------------------------------
                                  June 30, 2003 2002 ~      2001 ~   2000 ~     1999 ~     1998 ~
                                  --------------------  ---------  --------  ---------  ---------
                                  --------------------  ---------  --------  ---------  ---------
                                       UNAUDITED

Net Asset Value, Beginning of     $   8.71  $    9.47 $    10.13 $   10.60 $    10.47 $     9.91
   Period
Income from Investment Operations

Net investment income                 0.08       0.17       0.27      0.54       0.31       0.26
Capital gain distributions received              0.09       0.18      0.41       0.45       0.12
                                  ---------   --------  ---------  --------  ---------  ---------
                                  ---------   --------  ---------  --------  ---------  ---------

    Total distributions received      0.08       0.26       0.45      0.95       0.76       0.38

Net realized and unrealized gain (loss) on
    investments                       0.54      (0.86)     (0.51)    (0.97)      0.10       0.58
                                  ---------   --------  ---------  --------  ---------  ---------
                                  ---------   --------  ---------  --------  ---------  ---------

Total Income (Loss) From

    Investment Operations             0.62      (0.60)     (0.06)    (0.02)      0.86       0.96
                                  ---------   --------  ---------  --------  ---------  ---------
                                  ---------   --------  ---------  --------  ---------  ---------

Less Distributions

From net investment income           (0.09)     (0.16)     (0.47)    (0.40)     (0.27)     (0.40)
From net realized gains                                    (0.13)    (0.05)     (0.46)
                                  ---------   --------  ---------  --------  ---------  ---------
                                  ---------   --------  ---------  --------  ---------  ---------

Total Distributions                  (0.09)     (0.16)     (0.60)    (0.45)     (0.73)     (0.40)
                                  ---------   --------  ---------  --------  ---------  ---------
                                  ---------   --------  ---------  --------  ---------  ---------

Net Asset Value, End of Period  $     9.24 $     8.71 $     9.47 $   10.13 $    10.60 $    10.47
                                  =========   ========  =========  ========  =========  =========
                                  =========   ========  =========  ========  =========  =========


Total Return                         7.07% o   (5.31%)    (0.66%)   (0.12%)     8.34%      9.75%

Net Assets, End of Period ($000)$   28,199  $  23,352 $   18,788 $  16,132 $   13,672 $    9,587

Ratio of Expenses to Average Net Asse0.25% *    0.25%      0.25%     0.25%      0.25%      0.25%

Ratio of Net Investment Income to

    Average Net Assets               2.05% *    3.09%      3.62%     3.19%      2.70%      3.41%

Portfolio Turnover Rate            101.57% o   82.07%     95.19%    80.88%    116.96%    112.09%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

# Does not include expenses of the investment companies in which the portfolio invests.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized                                                                          (Concluded)




MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the Aggressive Profile I, Conservative Profile I, Moderate Profile I, Moderately Aggressive Profile I and Moderately Conservative Profile I Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Aggressive Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Conservative Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Moderate Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Moderately Aggressive Profile I Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Moderately Conservative Profile I Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Life Insurance Company, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company provide administrative services and for the Profile Portfolios of the Fund.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.

      Dividends

      Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income and realized gain distributions from other funds are accrued as of the ex-dividend date.

      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolios. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolios.

      As of June 30, 2003, there were 46 Funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

      An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the six months ended June 30, 2003, in which the issuer was an affiliate of a Portfolio, is included on the following pages:

                                                   Market                                    Realized                    Market
                                    Shares          Value        Purchase                      Gain/        Dividends      Value
             Affiliate                Held       12/31/2002        Cost        Sales Cost      (Loss)       Received     06/30/2003
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------

     Moderate Profile I
       Portfolio

     ---------------------------
     ---------------------------
        Maxim Federated Bond
        Portofolio                    485,497             0   $  4,868,342  $      12,043            60  $      7,908   $ 4,850,119
        Maxim Janus High Yield
        Bond Portfolio                485,057             0      4,863,643         12,060            43         3,209     4,894,227
        Maxim Short Duration
        Bond Portfolio              1,109,323      3,169,016     8,752,712        275,460         1,117        89,628    11,681,176




                                                   Market                                    Realized                    Market
                                    Shares          Value        Purchase                      Gain/        Dividends      Value
             Affiliate                Held       12/31/2002        Cost        Sales Cost      (Loss)       Received     06/30/2003
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------

     Moderately Aggressive
       Profile I Portfolio

     ---------------------------
     ---------------------------
        Maxim Federated Bond

        Portofolio                    610,073             0   $  6,121,043  $      18,782            86  $      9,949   $ 6,094,629
        Maxim INVESCO ADR
        Portfolio                     705,699     5,378,135      2,645,958        194,793      (59,479)            0      8,510,728
        Maxim Janus High Yield
        Bond Portfolio                609,517             0      6,115,131         18,815           53             0      6,150,023
        Maxim Janus Large Cap
        Growth Portfolio            1,217,586             0      12,226,221        37,135          601         4,035     12,480,265
        Maxim MFS

        International Growth          811,596             0      8,154,643         24,417          761             0      8,391,901
        Portfolio

3. PURCHASE AND SALES OF UNDERLYING INVESTMENTS

      For the year ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

                                                                  Purchases         Sales
                                                                 ------------    ------------
     Aggressive Profile I Portfolio                               21,023,017      15,558,485
     Conservative Profile I Portfolio                             22,327,793      19,696,700
     Moderate Profile I Portfolio                                 55,552,252      42,527,205
     Moderately Aggressive Profile I Portfolio                    59,459,881      46,384,022
     Moderately Conservative Profile I Portfolio                  17,488,845      14,215,786

4. UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2003 were as follows:

                              Cost For                                                Net
                               Income                                             Unrealized
                                 Tax             Gross             Gross         Appreciation
                              Purposes       Appreciation      Depreciation      (Depreciation)
                             ------------    --------------    --------------    --------------
     Aggressive Profile
        I Portfolio        $    45,719,088  $    1,078,281   $   (2,434,740)   $   (1,356,459)

    Conservative
        Profile I               31,695,890        560,781          (156,426)          404,355
        Portfolio

     Moderate Profile I
        Portfolio               80,498,249        2,067,163        (2,080,139)        (12,975)

     Moderately
        Aggressive
        Profile I
        Portfolio               103,156,007      1,997,768         (3,419,129)        (1,421,361)

     Moderately
        Conservative
        Profile I               28,315,192        463,268          (577,625)          (114,357)
        Portfolio

5. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

      The Fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. At December 31, 2002, the Portfolios had available for federal income tax purposes unused capital loss carryforwards expiring in the years indicated:

                                                                    2009            2010
                                                                 ------------    ------------
     Aggressive Profile I Portfolio                                1,494,977       2,026,312
     Conservative Profile I Portfolio                                      0         592,446
     Moderate Profile I Portfolio                                    953,657       1,945,929
     Moderately Aggressive Profile I Portfolio                     1,963,561       3,740,589
     Moderately Conservative Profile I Portfolio                     390,478         480,139


6. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Statement of Changes in Net Assets and Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.



Schedule of Investments
June 30, 2003

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                      Aggressive Profile I Portfolio

Common Stock

Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
     356,749     Maxim Ariel MidCap Value Portfolio                        $      6,810,339
     287,805     Maxim Ariel Small-Cap Value Portfolio                            3,039,219
     172,823     Maxim Index 600 Portfolio                                        1,214,948
     361,921     Maxim INVESCO ADR Portfolio                                      4,364,769
     138,181     Maxim INVESCO Small-Cap Growth Portfolio                         1,799,116
     416,234     Maxim Janus Large Cap Growth Portfolio                           4,266,400
     189,111     Maxim Loomis Sayles Small-Cap Value Portfolio                    2,972,827
     415,792     Maxim MFS International Growth Portfolio                         4,299,286
     296,000     Maxim T. Rowe Price Equity/Income Portfolio                      4,410,405
     481,625     Maxim T. Rowe Price MidCap Growth Portfolio                      6,805,347
     459,598     Maxim Templeton International Equity Portfolio                   4,379,973
                                                                              --------------
                                                                              --------------

Total Aggressive Profile I Portfolio                                       $     44,362,629
                                                                              ==============
                                                                              ==============
(Cost of Investments $43,821,972)



Schedule of Investments
June 30, 2003

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                     Conservative Profile I Portfolio

Common Stock

Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

     396,821     Maxim Federated Bond Portfolio                            $      3,964,243
     368,832     Maxim Global Bond Portfolio                                      3,946,504
      46,076     Maxim INVESCO ADR Portfolio                                        555,682
     396,436     Maxim Janus High Yield Bond Portfolio                            4,000,039
     316,956     Maxim Janus Large Cap Growth Portfolio                           3,248,801
      52,586     Maxim MFS International Growth Portfolio                           543,742
     755,555     Maxim Short Duration Bond Portfolio                              7,955,979
     225,721     Maxim T. Rowe Price Equity/Income Portfolio                      3,363,246
      58,512     Maxim Templeton International Equity Portfolio                     557,620
     320,225     Maxim U.S. Government Mortgage Securities Portfolio              3,964,389

Total Conservative Profile I Portfolio                                     $     32,100,245
                                                                              ==============
                                                                              ==============
(Cost of Investments $31,522,510)




Schedule of Investments
June 30, 2003

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                       Moderate Profile I Portfolio

Common Stock

Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

     332,148     Maxim Ariel MidCap Value Portfolio                        $      6,340,708
     267,552     Maxim Ariel Small-Cap Value Portfolio                            2,825,348
     485,497     Maxim Federated Bond Portfolio                                   4,850,119
     451,165     Maxim Global Bond Portfolio                                      4,827,465
     143,429     Maxim Index 600 Portfolio                                        1,008,308
     336,989     Maxim INVESCO ADR Portfolio                                      4,064,086
     138,641     Maxim INVESCO Small-Cap Growth Portfolio                         1,805,103
     485,057     Maxim Janus High Yield Bond Portfolio                            4,894,227
     775,076     Maxim Janus Large Cap Growth Portfolio                           7,944,527
     175,803     Maxim Loomis Sayles Small-Cap Value Portfolio                    2,763,624
     387,122     Maxim MFS International Growth Portfolio                         4,002,837
   1,109,323     Maxim Short Duration Bond Portfolio                             11,681,176
     551,184     Maxim T. Rowe Price Equity/Income Portfolio                      8,212,644
     448,398     Maxim T. Rowe Price MidCap Growth Portfolio                      6,335,863
     427,939     Maxim Templeton International Equity Portfolio                   4,078,263
     391,840     Maxim U.S. Government Mortgage Securities Portfolio              4,850,975
                                                                              --------------
                                                                              --------------

Total Moderate Profile I Portfolio                                         $     80,485,273
                                                                              ==============
                                                                              ==============
(Cost of Investments $77,710,432)




Schedule of Investments
June 30, 2003

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                Moderately Aggressive Profile I Portfolio

Common Stock

Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

     417,563     Maxim Ariel MidCap Value Portfolio                        $      7,971,279
     336,350     Maxim Ariel Small-Cap Value Portfolio                            3,551,858
     610,073     Maxim Federated Bond Portfolio                                   6,094,629
     566,946     Maxim Global Bond Portfolio                                      6,066,318
     184,866     Maxim Index 600 Portfolio                                        1,299,607
     705,699     Maxim INVESCO ADR Portfolio                                      8,510,728
     171,864     Maxim INVESCO Small-Cap Growth Portfolio                         2,237,669
     609,517     Maxim Janus High Yield Bond Portfolio                            6,150,023
   1,217,586     Maxim Janus Large Cap Growth Portfolio                          12,480,265
     220,991     Maxim Loomis Sayles Small-Cap Value Portfolio                    3,473,976
     811,596     Maxim MFS International Growth Portfolio                         8,391,901
     866,098     Maxim T. Rowe Price Equity/Income Portfolio                     12,904,859
     563,717     Maxim T. Rowe Price MidCap Growth Portfolio                      7,965,322
     896,177     Maxim Templeton International Equity Portfolio                   8,540,569
     492,378     Maxim U.S. Government Mortgage Securities Portfolio              6,095,643
                                                                              --------------
                                                                              --------------

Total Moderately Aggressive Profile I Portfolio                          $      101,734,646
                                                                              ==============
                                                                              ==============
(Cost of Investments $101,179,493)




Schedule of Investments
June 30, 2003

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
               Moderately Conservative Profile I Portfolio

Common Stock

Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

      78,605     Maxim Ariel MidCap Value Portfolio                        $      1,500,569
     275,399     Maxim Federated Bond Portfolio                                   2,751,236
     255,955     Maxim Global Bond Portfolio                                      2,738,718
     119,587     Maxim INVESCO ADR Portfolio                                      1,442,214
     275,134     Maxim Janus High Yield Bond Portfolio                            2,776,099
     274,886     Maxim Janus Large Cap Growth Portfolio                           2,817,584
     137,335     Maxim MFS International Growth Portfolio                         1,420,041
     393,278     Maxim Short Duration Bond Portfolio                              4,141,239
     195,630     Maxim T. Rowe Price Equity/Income Portfolio                      2,914,887
     106,121     Maxim T. Rowe Price MidCap Growth Portfolio                      1,499,483
     151,864     Maxim Templeton International Equity Portfolio                   1,447,261
     222,254     Maxim U.S. Government Mortgage Securities Portfolio              2,751,504
                                                                              --------------
                                                                              --------------

Total Moderately Conservative Profile I Portfolio                          $     28,200,835
                                                                              ==============
                                                                              ==============
(Cost of Investments $27,715,686)

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003